Financial Instruments - Fair Values and Risk Management - Summary of Insured and Non-insured Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 39,056	€ 41,259
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	44,660	46,584
Gross carrying amount [member] | Insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25,624	26,459
Gross carrying amount [member] | Non-insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	19,036	20,125
Provision for doubtful accounts [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ (5,604)	€ (5,325)